SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fixed assets useful lives

Assets	Estimated useful life
Buildings and leasehold improvements	5 to 40	years
Furniture and equipment	3 to 7	years
Telecommunication networks	3 to 20	years
Customer equipment	3 to 5	years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful life
Software, licences and other intangible assets	3 to 7	years
Customer relationships and other	5 to 8	years